Long-Term Debt (Summary Of Long Term Debt) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)	Jun. 04, 2015
Debt Instrument [Line Items]
Total fixed rate debt	$ 30,159	$ 48,051
Total variable rate debt	33,230	39,485
Total Long-term debt	63,389	87,536
Less: Deferred financing costs	(669)	(1,525)
Total long-term debt, net of deferred financing costs	62,720	86,011
Less: Long-term debt related to hotel properties held for sale, net of deferred financing costs of $55 and $736	(5,945)	(41,344)
Less: Long-term debt related to hotel properties held for sale, net of deferred financing costs of $55 and $736	$ 56,775	44,667
Properties encumbered | property	19
Deferred financing costs	$ 55	736
Deferred finance costs, assets held-for-sale	614	789
Available borrowing capacity	$ 1,234
Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	18
Western Alliance Bank [Member]
Debt Instrument [Line Items]
Total fixed rate debt	$ 4,806	10,819
Total Long-term debt	$ 4,806
Fixed rate, interest rate	7.17%
Maturity	Feb. 01, 2017
Amortization provision	15 years
Western Alliance Bank [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	2
Western Alliance Bank [Member]
Debt Instrument [Line Items]
Total fixed rate debt	$ 2,803	3,864
Total Long-term debt	$ 2,803
Fixed rate, interest rate	4.75%
Maturity	Feb. 01, 2018
Amortization provision	15 years
Western Alliance Bank [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	2
Cantor Commercial Real Estate Lending [Member]
Debt Instrument [Line Items]
Total fixed rate debt	$ 5,713	5,826
Total Long-term debt	$ 5,713
Fixed rate, interest rate	4.25%
Maturity	Nov. 06, 2017
Amortization provision	30 years
Cantor Commercial Real Estate Lending [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	1
Morgan Stanley Mortgage Capital Holdings [Member]
Debt Instrument [Line Items]
Total fixed rate debt	$ 912	27,542
Total Long-term debt	$ 912
Fixed rate, interest rate	5.83%
Maturity	Dec. 01, 2017
Amortization provision	25 years
Morgan Stanley Mortgage Capital Holdings [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	4
Great Western Bank [Member]
Debt Instrument [Line Items]
Total fixed rate debt	$ 14,326
Fixed rate, interest rate	4.33%
Maturity	Dec. 01, 2021
Amortization provision	25 years
Great Western Bank [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	1
Great Western Bank [Member]
Debt Instrument [Line Items]
Total fixed rate debt	$ 1,599
Fixed rate, interest rate	4.33%
Maturity	Dec. 01, 2021
Amortization provision	7 years
Great Western Bank [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property
Great Western Bank [Member]
Debt Instrument [Line Items]
Total variable rate debt		3,215
Fixed rate, interest rate			4.50%
Variable rate, interest rate	4.75%
Maturity	Jun. 01, 2018
Available borrowing capacity		$ 1,234
Commitment fee		0.25%
Great Western Bank [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	2
Great Western Bank [Member] | Prime [Member]
Debt Instrument [Line Items]
Basis spread	1.00%
Western Alliance Bank [Member]
Debt Instrument [Line Items]
Total variable rate debt	$ 4,882	$ 4,990
Variable rate, interest rate	4.18%
Maturity	Nov. 01, 2020
Amortization provision	25 years
Western Alliance Bank [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	1
Western Alliance Bank [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread	3.25%
Reference rate	90-day LIBOR
Western Alliance Bank [Member]
Debt Instrument [Line Items]
Total variable rate debt	$ 9,863	10,079
Variable rate, interest rate	4.18%
Maturity	Nov. 01, 2020
Amortization provision	25 years
Western Alliance Bank [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	1
Western Alliance Bank [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread	3.25%
Reference rate	90-day LIBOR
The Huntington National Bank [Member]
Debt Instrument [Line Items]
Total variable rate debt	$ 7,361	9,981
Variable rate, interest rate	2.87%
Maturity	Nov. 01, 2020
Amortization provision	25 years
The Huntington National Bank [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	3
The Huntington National Bank [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread	2.25%
Reference rate	30-day LIBOR
The Huntington National Bank [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread	4.13%
LMREC 2015 - CREI, Inc. (Latitude) [Member]
Debt Instrument [Line Items]
Total variable rate debt	$ 11,124	$ 11,220
Variable rate, interest rate	7.00%
Maturity	May 01, 2018
Monthly payment	$ 12
LMREC 2015 - CREI, Inc. (Latitude) [Member] | Wholly Owned Properties [Member]
Debt Instrument [Line Items]
Properties encumbered | property	1
LMREC 2015 - CREI, Inc. (Latitude) [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread	6.25%
Reference rate	30-day LIBOR
Interest Rate Cap [Member] | LMREC 2015 - CREI, Inc. (Latitude) [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread	1.00%
Reference rate	30-day LIBOR